CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 63,092	$ 57,442	$ 89,206
Fair value adjustments to hedging financial instruments	(8,996)	32,908	41,827
Fair value adjustments to hedging financial instruments in associated companies	(913)	4,128	2,897
Reclassification into net income of previous fair value adjustments to hedging financial instruments	5,196	502	2,102
Fair value adjustments to available for sale securities	(346)	218	699
Other items of comprehensive (loss)/income	3	(68)	(58)
Other comprehensive income, net of tax	(5,056)	37,688	47,467
Comprehensive income	$ 58,036	$ 95,130	$ 136,673